Financial Debt - Change in loan facility, prepayment option and synthetic warrants (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings
Opening balance, period starting	€ 18,973
Ending balance, ending period	40,660	€ 18,973
Loan facility agreement with the European Investment Bank (EIB).
Disclosure of detailed information about borrowings
Opening balance, period starting	6,898
New debt		10,000
Transaction cost related to loans and borrowings		175
Separation of non-closely related embedded derivates		3,042
Capitalized interest	500
Effective interest rate adjustment	395	115
Ending balance, ending period	7,793	6,898
Synthetic warrant
Disclosure of detailed information about borrowings
Opening balance, period starting	3,204
Separation of non-closely related embedded derivates		(3,169)
Fair value adjustments	(1,603)	35
Ending balance, ending period	1,601	3,204
Prepayment option
Disclosure of detailed information about borrowings
prepayment option - As at January 1	(112)
Prepayment Option - Separation of non-closely related embedded derivatives		(127)
Prepayment option - fair value adjustment	21	15
Prepayment Option - As at December 31	€ (91)	€ (112)